The significant components of the Company’s deferred tax assets that have not been included on the statement of financial position are as follows: (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Deferred tax assets
Share issue costs	$ 207,000	$ 77,000
Exploration and evaluation assets	680,000	253,000
Marketable securities	(7,000)
Allowable capital losses	749,000	57,000
Non-capital losses available for future periods	2,587,000	1,604,000	41,000
Total	4,216,000	1,991,000	41,000
Net unrecognized deferred tax assets	(4,216,000)	(1,991,000)	(41,000)
Net deferred tax assets